COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
17. COMMITMENTS AND CONTINGENCIES

Capital commitments

As of December 31, 2017, commitments outstanding for the purchases of property, plant and equipment approximated $39.9 million, which will be due subsequent to receipt of the purchases.

Lease commitments

The operating lease commitments as of December 31, 2017 were principally for the housing rental from Daqo New Material and Daqo Group. The lease expense was $1,050,661, $1,024,970 and $1,014,556 for the years ended December 31, 2015, 2016 and 2017, respectively.

Future minimum lease payments are as follows:

Year ending December 31
2018	$1,058,012
2019	11,925
Total	$1,069,937